Significant Accounting Policies (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash Balances - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash, Cash Equivalents and Restricted Cash Balances [Abstract]
Cash and cash equivalents, as reported on the balance sheets	$ 12,657	$ 5,836
Restricted cash, as reported on the balance sheets		850
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 12,657	$ 6,686	$ 23,854	$ 16,174